Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Disclosure of detailed information on earnings per share

Basic and diluted earnings per share
	2024			2023			2022
	Profit	Number of shares	Per share	Profit	Number of shares	Per share	Profit	Number of shares	Per share
	$m	(millions)	$	$m	(millions)	$	$m	(millions)	$
Basic[1]	22,917	18,357	1.25	22,432	19,478	1.15	14,346	19,849	0.72
Effect of dilutive potential ordinary shares		128			122			137
Diluted[1]	22,917	18,485	1.24	22,432	19,600	1.14	14,346	19,986	0.72
1Weighted average number of ordinary shares outstanding (basic) or assuming dilution (diluted) after deducting own shares held.